Investment Risks	Oct. 31, 2024
HSBC U.S. Government Money Market Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

HSBC U.S. Government Money Market Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Instruments Risk: The risks of investing in debt instruments include:
HSBC U.S. Government Money Market Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal, defaults on its other obligations or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the value and liquidity of the investment.
HSBC U.S. Government Money Market Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.
HSBC U.S. Government Money Market Fund | Inventory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.
HSBC U.S. Government Money Market Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social or political unrest or instability, natural disasters, rapid changes in interest rates, tariffs and other restrictions on trade, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
HSBC U.S. Government Money Market Fund | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stable NAV Risk: The Fund may not be able to maintain an NAV per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.
HSBC U.S. Government Money Market Fund | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.
HSBC U.S. Government Money Market Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. U.S. Government Securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk, although they are not risk free and may default. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.
HSBC U.S. Government Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
HSBC U.S. Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account or a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
HSBC U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

HSBC U.S. Treasury Money Market Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Instruments Risk: The risks of investing in debt instruments include:
HSBC U.S. Treasury Money Market Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal, defaults on its other obligations or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the value and liquidity of the investment.
HSBC U.S. Treasury Money Market Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.
HSBC U.S. Treasury Money Market Fund | Inventory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.
HSBC U.S. Treasury Money Market Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social or political unrest or instability, natural disasters, rapid changes in interest rates, tariffs and other restrictions on trade, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
HSBC U.S. Treasury Money Market Fund | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stable NAV Risk: The Fund may not be able to maintain an NAV per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.
HSBC U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
HSBC U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account or a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
HSBC Radiant U.S. Smaller Companies Fund
Prospectus [Line Items]
Risk [Text Block]

You could lose money by investing in the Fund. The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

HSBC Radiant U.S. Smaller Companies Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social or political unrest or instability, natural disasters, rapid changes in interest rates, tariffs and other restrictions on trade, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
HSBC Radiant U.S. Smaller Companies Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition, overall market and economic conditions, and government policies, including tax incentives and subsidies. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:
HSBC Radiant U.S. Smaller Companies Fund | Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.
HSBC Radiant U.S. Smaller Companies Fund | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Capitalization Risk: Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines as well as market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies. Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments.
HSBC Radiant U.S. Smaller Companies Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
HSBC Radiant U.S. Smaller Companies Fund | Model and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model and Data Risk: The Subadviser employs proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends and technical and other issues in the construction, implementation, maintenance and governance of the models (including, for example, problems with the accuracy of availability of the data sourced by the Subadviser or supplied by third parties, software issues, unauthorized changes or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Fund, particularly during rapidly changing market conditions. Additionally, commonality of holdings across quantitative asset managers may amplify losses.
HSBC Radiant U.S. Smaller Companies Fund | ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG Investing Risk: The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Fund generally will not seek to invest in companies that are directly engaged in and/or derive significant revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Fund could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, the Subadviser is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy or continued availability of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by the Subadviser or any third-party research or data providers or any judgment exercised by the Subadviser will reflect the views of any particular investor or result in effective investment decisions for the Fund. The Subadviser’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.
HSBC Radiant U.S. Smaller Companies Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk: To the extent the Fund focuses its investments in securities of issuers in one or more sectors, the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental, regulatory and other developments.
HSBC Radiant U.S. Smaller Companies Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
HSBC Radiant U.S. Smaller Companies Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
HSBC Radiant U.S. Smaller Companies Fund Class I
Prospectus [Line Items]
Risk [Text Block]

You could lose money by investing in the Fund. The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

HSBC Radiant U.S. Smaller Companies Fund Class I | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social or political unrest or instability, natural disasters, rapid changes in interest rates, tariffs and other restrictions on trade, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
HSBC Radiant U.S. Smaller Companies Fund Class I | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition, overall market and economic conditions, and government policies, including tax incentives and subsidies. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:
HSBC Radiant U.S. Smaller Companies Fund Class I | Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.
HSBC Radiant U.S. Smaller Companies Fund Class I | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Capitalization Risk: Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines as well as market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies. Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments.
HSBC Radiant U.S. Smaller Companies Fund Class I | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
HSBC Radiant U.S. Smaller Companies Fund Class I | Model and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model and Data Risk: The Subadviser employs proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical and other issues in the construction, implementation, maintenance and governance of the models (including, for example, problems with the accuracy of availability of the data sourced by the Subadviser or supplied by third parties, software issues, unauthorized changes or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Fund, particularly during rapidly changing market conditions. Additionally, commonality of holdings across quantitative asset managers may amplify losses.
HSBC Radiant U.S. Smaller Companies Fund Class I | ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG Investing Risk: The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Fund generally will not seek to invest in companies that are directly engaged in and/or derive significant revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Fund could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, the Subadviser is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy or continued availability of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by the Subadviser or any third-party research or data providers or any judgment exercised by the Subadviser will reflect the views of any particular investor or result in effective investment decisions for the Fund. The Subadviser’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.
HSBC Radiant U.S. Smaller Companies Fund Class I | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk: To the extent the Fund focuses its investments in securities of issuers in one or more sectors, the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental, regulatory and other developments.
HSBC Radiant U.S. Smaller Companies Fund Class I | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
HSBC Radiant U.S. Smaller Companies Fund Class I | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.